Restatement of Previously Issued Financial Statements (Details) - USD ($)					2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Oct. 14, 2020	Sep. 30, 2020	Sep. 15, 2020	Jun. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	May 12, 2020
CIK0001815805 BROADSTONE ACQUISITION CORP.
Restatement of Previously Issued Financial Statements
Minimum Net Tangible Assets Upon Consummation Of Business Combination											$ 5,000,001
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A common stock subject to possible redemption	$ 305,303,010	$ 305,303,010	$ 300,000,000	$ 300,000,000
Accumulated deficit	(35,216,823)	(27,366,562)	(26,930,154)	(26,977,565)		$ (37,938,693)	$ (40,134,961)	$ (25,406,059)	$ (26,930,154)	$ (26,930,154)	(35,216,823)	$ (37,938,693)
Total Shareholders' Equity (Deficit)	(35,216,060)	(27,310,669)	(26,929,291)	(26,976,702)	$ 14,268	(37,937,930)	(40,134,198)	(25,405,296)	(26,929,291)	(26,929,291)	(35,216,060)	(37,937,930)	$ 0
CONDENSED STATEMENTS OF OPERATIONS
Net loss					$ (10,732)	$ 2,196,268	$ (14,728,902)	$ 9,810,764	(654,632)	(665,364)	(8,766,527)	$ (2,721,870)
As Previously Reported | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A common stock subject to possible redemption	265,086,944	272,992,338	268,070,700	268,023,290
Class A ordinary shares	402	324	319	320					319	319	402
Additional Paid in Capital	13,765,368	5,859,953	5,664,191	5,711,600					5,664,191	5,664,191	13,765,368
Accumulated deficit	(8,766,527)	(861,137)	(665,364)	(712,775)					(665,364)	(665,364)	(8,766,527)
Total Shareholders' Equity (Deficit)	5,000,006	5,000,003	5,000,009	5,000,008					5,000,009	5,000,009	5,000,006
CONDENSED STATEMENTS OF OPERATIONS
Net loss									(654,632)	(665,364)	(8,766,527)
Supplemental disclosure of non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to redemption										267,994,700	268,023,290
Change in value of Class A ordinary shares subject to redemption										76,000	(2,936,346)
Revision Adjustments | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A common stock subject to possible redemption	40,216,066	32,310,672	31,929,300	31,976,710
Class A ordinary shares	(402)	(324)	(319)	(320)					(319)	(319)	(402)
Additional Paid in Capital	(13,765,368)	(5,859,953)	(5,664,191)	(5,711,600)					(5,664,191)	(5,664,191)	(13,765,368)
Accumulated deficit	(26,450,296)	(26,450,395)	(26,264,790)	(26,264,790)					(26,264,790)	(26,264,790)	(26,450,296)
Total Shareholders' Equity (Deficit)	(40,216,066)	$ (32,310,672)	$ (31,929,300)	$ (31,976,710)					$ (31,929,300)	(31,929,300)	(40,216,066)
Supplemental disclosure of non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to redemption										(267,994,700)	(268,023,290)
Change in value of Class A ordinary shares subject to redemption										$ (76,000)	$ 2,936,346
Class A ordinary shares
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Diluted						30,530,301			5,309,618	3,404,255		30,530,301
Basic net income (loss) per ordinary share						$ 0.06			$ (0.05)			$ (0.07)
Diluted income (loss) per ordinary share										$ (0.06)
Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Basic						30,530,301			5,309,618	3,404,255	14,320,851	30,530,301
Weighted average ordinary shares outstanding, Diluted						30,530,301			5,309,618	3,247,904	14,320,851	30,530,301
Basic net income (loss) per ordinary share						$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted income (loss) per ordinary share						$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Class A ordinary shares | As Previously Reported | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Basic									30,000,000	30,000,000	30,387,905
Weighted average ordinary shares outstanding, Diluted									30,000,000	30,000,000	30,387,905
Basic net income (loss) per ordinary share									$ 0.00	$ 0.00	$ 0.00
Diluted income (loss) per ordinary share									$ 0.00	$ 0.00	$ 0.00
Class A ordinary shares | Revision Adjustments | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Basic									(24,690,382)	(26,752,096)	(16,067,054)
Weighted average ordinary shares outstanding, Diluted									(24,690,382)	(26,752,096)	(16,067,054)
Basic net income (loss) per ordinary share									$ (0.05)	$ (0.06)	$ (0.39)
Diluted income (loss) per ordinary share									$ (0.05)	$ (0.06)	$ (0.39)
Class B ordinary shares
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Diluted						7,632,575			8,625,000	8,255,357		7,632,575
Basic net income (loss) per ordinary share						$ 0.06			$ (0.05)			$ (0.07)
Diluted income (loss) per ordinary share										$ (0.06)
Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A ordinary shares	$ 763					$ 763					$ 763	$ 763
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Basic						7,632,575			8,625,000	8,255,357	8,113,263	7,632,575
Weighted average ordinary shares outstanding, Diluted						7,632,575			8,625,000	8,255,357	8,113,263	7,632,575
Basic net income (loss) per ordinary share						$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted income (loss) per ordinary share						$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Class B ordinary shares | As Previously Reported | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Basic									8,625,000	8,625,000	7,539,714
Weighted average ordinary shares outstanding, Diluted									8,625,000	8,625,000	7,539,714
Basic net income (loss) per ordinary share									$ (0.01)	$ (0.01)	$ (1.16)
Diluted income (loss) per ordinary share									$ (0.01)	$ (0.01)	$ (1.16)
Class B ordinary shares | Revision Adjustments | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Weighted average ordinary shares outstanding, Basic									0	(369,643)	573,549
Weighted average ordinary shares outstanding, Diluted									0	(369,643)	573,549
Basic net income (loss) per ordinary share									$ (0.04)	$ (0.05)	$ 0.77
Diluted income (loss) per ordinary share									$ (0.04)	$ (0.05)	$ 0.77